Basis of Preparation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 20, 2019	Dec. 31, 2018
Basis of Preparation (Textual)
Fundamental accounting concept, description	The Group will have to pay principal and accrued interest of USD 8.8 million in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. Term loan (1) and Term loan (2) is now payable in 46 and 16 instalments respectively starting 30 June 2020 with final maturity on 31 July 2030 and 31 July 2023, respectively.
Borrowing cost to property, plant and equipment	$ 1,546,108
Borrowing rate of lease liability, percentage	9.50%		9.50%
Right-of-use assets and lease liabilities for short-term, description	Lease of 12 months or less and leases of low-value assets of USD 5,000 or less when new.
Unpaid principal and accrued interest			$ 3,700,000
Debt classified as current liability			$ 94,800,000
Current liabilities exceeded current assets	$ 72,700,000
Warrant exercisable, term		5 years
Exercise price per warrant		$ 11.5
Deduction in equity	16,983,200
Fair value gain in statement of comprehensive income	$ 1,273,740